24. Provisions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period		R$ 1,257,056
Recognition (reversal) of provision		240,237
Provisions used		(301,296)
Changing of assumptions		(24,541)
Plan experience		10,706
Adjustment to present value		74,097
Exchange rate change		266,637
Balance as of end of period		1,522,896
Current			R$ 169,381	R$ 203,816
Non-current			1,353,515	1,053,240
Total		1,522,896	1,522,896	1,257,056
Provisions for Post-Employment Benefit [member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period		96,760
Recognition (reversal) of provision		10,136
Provisions used
Changing of assumptions		(24,541)
Plan experience		10,706
Adjustment to present value		6,488
Exchange rate change
Balance as of end of period		99,549
Current
Non-current			99,549	96,760
Total		99,549	99,549	96,760
Provisions for Aircraft & Engine Return [member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period		869,078
Recognition (reversal) of provision		(58,702)
Provisions used		(113,805)
Changing of assumptions
Plan experience
Adjustment to present value		67,609
Exchange rate change		266,735
Balance as of end of period		1,030,915
Current			169,381	203,816
Non-current			861,534	665,262
Total		1,030,915	1,030,915	869,078
Provisions for Legal Proceedings [member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period	[1]	291,218
Recognition (reversal) of provision	[1]	288,803
Provisions used	[1]	(187,491)
Changing of assumptions	[1]
Plan experience	[1]
Adjustment to present value	[1]
Exchange rate change	[1]	(98)
Balance as of end of period	[1]	392,432
Current
Non-current			392,432	291,218
Total	[1]	R$ 392,432	R$ 392,432	R$ 291,218

[1]	The provisions used consider write-offs due to the revaluation of estimates and settled processes.